Nature of Operations and Basis of Presentation (Details Narrative)	3 Months Ended
Mar. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Entity Incorporation, State or Country Code	NV
Entity Incorporation, Date of Incorporation	Oct. 16, 2018